Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term deposit liabilities	$ 425,109	$ 415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	388,000	379,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	116,904	94,585
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	49,773	62,814
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	91,855	92,507
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	42,322	50,055
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,091	31,852
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	32,132	31,373
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	22,043	21,130
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 33,989	$ 31,662